                     STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

Direct Dial: (215) 564-8011
                                 April 18, 2005

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:    Delaware Group Equity Funds V (the "Trust")
                   File Nos.  333-123016 / 811-04997

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"1933  Act"),  this  letter  serves  as  certification  that  the  form of Proxy
Statement/Prospectus  and  Statement of Additional  Information  that would have been  filed  under  paragraph  (b) of Rule 497 of the 1933  Act  would  not have
differed  from  those   contained  in   Post-Effective   Amendment  No.  2  (the
"Post-Effective  Amendment") to the  Registration  Statement on Form N-14 of the
Trust.  The  Post-Effective  Amendment  was filed with the U.S.  Securities  and
Exchange Commission electronically on April 12, 2005.

     Questions  related to this  filing  should be directed to Michael D. Mabry,
Esq. at (215) 564-8011.

                                           Very truly yours,

                                           /s/ Michael D. Mabry
                                           Michael D. Mabry

cc:   David F. Conner, Esq.